Performance Management	Mar. 31, 2025
Franklin Disruptive Commerce ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	17.49%
Worst Quarter:	2022, Q2	-32.22%

As of June 30, 2025, the Fund’s year-to-date return was 10.51%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Disruptive Commerce ETF		12 Months Ended	58 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	15.00%	[1]
Russell 3000® Index | Performance Inception Date			Feb. 25, 2020
Franklin Disruptive Commerce ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin Disruptive Commerce ETF | Average Annual Return, Percent		28.16%	8.55%	[1]
Franklin Disruptive Commerce ETF | Performance Inception Date			Feb. 25, 2020
Franklin Disruptive Commerce ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin Disruptive Commerce ETF | After Taxes on Distributions | Average Annual Return, Percent		28.14%	8.48%	[1]
Franklin Disruptive Commerce ETF | After Taxes on Distributions | Performance Inception Date			Feb. 25, 2020
Franklin Disruptive Commerce ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin Disruptive Commerce ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		16.68%	6.72%	[1]
Franklin Disruptive Commerce ETF | After Taxes on Distributions and Sales | Performance Inception Date			Feb. 25, 2020
[1]	Since inception February 25, 2020.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Disruptive Commerce ETF | Franklin Disruptive Commerce ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 10.51%.
Bar Chart, Year to Date Return	10.51%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.49%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(32.22%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Franklin Genomic Advancements ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2021, Q2	19.63%
Worst Quarter:	2022, Q1	-23.66%

As of June 30, 2025, the Fund’s year-to-date return was -4.42%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Genomic Advancements ETF		12 Months Ended	58 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	15.00%	[1]
Russell 3000® Index | Performance Inception Date			Feb. 25, 2020
Franklin Genomic Advancements ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin Genomic Advancements ETF | Average Annual Return, Percent		(5.08%)	3.14%	[1]
Franklin Genomic Advancements ETF | Performance Inception Date			Feb. 25, 2020
Franklin Genomic Advancements ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin Genomic Advancements ETF | After Taxes on Distributions | Average Annual Return, Percent		(5.08%)	3.11%	[1]
Franklin Genomic Advancements ETF | After Taxes on Distributions | Performance Inception Date			Feb. 25, 2020
Franklin Genomic Advancements ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin Genomic Advancements ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		(3.01%)	2.42%	[1]
Franklin Genomic Advancements ETF | After Taxes on Distributions and Sales | Performance Inception Date			Feb. 25, 2020
[1]	Since inception February 25, 2020.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Genomic Advancements ETF | Franklin Genomic Advancements ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was -4.42%.
Bar Chart, Year to Date Return	(4.42%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.63%
Highest Quarterly Return, Date	Jun. 30, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.66%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Franklin Intelligent Machines ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q1	21.85%
Worst Quarter:	2022, Q2	-25.77%

As of June 30, 2025, the Fund’s year-to-date return was 11.86%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Intelligent Machines ETF		12 Months Ended	58 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	15.00%	[1]
Russell 3000® Index | Performance Inception Date			Feb. 25, 2020
Franklin Intelligent Machines ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin Intelligent Machines ETF | Average Annual Return, Percent		30.82%	22.53%	[1]
Franklin Intelligent Machines ETF | Performance Inception Date			Feb. 25, 2020
Franklin Intelligent Machines ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin Intelligent Machines ETF | After Taxes on Distributions | Average Annual Return, Percent		30.82%	22.52%	[1]
Franklin Intelligent Machines ETF | After Taxes on Distributions | Performance Inception Date			Feb. 25, 2020
Franklin Intelligent Machines ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin Intelligent Machines ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		18.24%	18.52%	[1]
Franklin Intelligent Machines ETF | After Taxes on Distributions and Sales | Performance Inception Date			Feb. 25, 2020
[1]	Since inception February 25, 2020.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Intelligent Machines ETF | Franklin Intelligent Machines ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 11.86%.
Bar Chart, Year to Date Return	11.86%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.85%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.77%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Franklin Exponential Data ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	21.44%
Worst Quarter:	2022, Q2	-28.05%

As of June 30, 2025, the Fund’s year-to-date return was 7.52%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Exponential Data ETF		12 Months Ended	48 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	11.71%	[1]
Russell 3000® Index | Performance Inception Date			Jan. 12, 2021
Franklin Exponential Data ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin Exponential Data ETF | Average Annual Return, Percent		16.60%	0.43%	[1]
Franklin Exponential Data ETF | Performance Inception Date			Jan. 12, 2021
Franklin Exponential Data ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin Exponential Data ETF | After Taxes on Distributions | Average Annual Return, Percent		16.57%	0.43%	[1]
Franklin Exponential Data ETF | After Taxes on Distributions | Performance Inception Date			Jan. 12, 2021
Franklin Exponential Data ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin Exponential Data ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.86%	0.33%	[1]
Franklin Exponential Data ETF | After Taxes on Distributions and Sales | Performance Inception Date			Jan. 12, 2021
[1]	Since inception January 12, 2021.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Exponential Data ETF | Franklin Exponential Data ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 7.52%.
Bar Chart, Year to Date Return	7.52%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.44%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.05%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Franklin Income Equity Focus ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. On May 31, 2024, the Fund changed its principal investment strategies to reflect the Fund's focus on investing principally in equity securities and equity-related instruments and the performance for periods prior to that date is attributable to the Fund's performance before the strategy change. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	17.41%
Worst Quarter:	2020, Q1	-18.84%

As of June 30, 2025, the Fund’s year-to-date return was 6.23%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Income Equity Focus ETF		12 Months Ended	60 Months Ended	99 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	13.86%	14.39%	[1]
Russell 3000® Index | Performance Inception Date				Sep. 20, 2016
MSCI USA High Dividend Yield Index | Average Annual Return, Label [Optional Text]	MSCI USA High Dividend Yield Index
MSCI USA High Dividend Yield Index | Average Annual Return, Percent		11.66%	7.32%	9.50%	[1]
MSCI USA High Dividend Yield Index | Performance Inception Date				Sep. 20, 2016
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		25.02%	14.52%	14.98%	[1]
S&P 500® Index | Performance Inception Date				Sep. 20, 2016
Franklin Income Equity Focus ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin Income Equity Focus ETF | Average Annual Return, Percent		11.00%	9.91%	12.22%	[1]
Franklin Income Equity Focus ETF | Performance Inception Date				Sep. 20, 2016
Franklin Income Equity Focus ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin Income Equity Focus ETF | After Taxes on Distributions | Average Annual Return, Percent		9.97%	9.37%	11.59%	[1]
Franklin Income Equity Focus ETF | After Taxes on Distributions | Performance Inception Date				Sep. 20, 2016
Franklin Income Equity Focus ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin Income Equity Focus ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.93%	7.76%	9.84%	[1]
Franklin Income Equity Focus ETF | After Taxes on Distributions and Sales | Performance Inception Date				Sep. 20, 2016
[1]	Since inception September 20, 2016.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Income Equity Focus ETF | Franklin Income Equity Focus ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 6.23%.
Bar Chart, Year to Date Return	6.23%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin Investment Grade Corporate ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	10.30%
Worst Quarter:	2022, Q2	-7.83%

As of June 30, 2025, the Fund’s year-to-date return was 4.14%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Investment Grade Corporate ETF		12 Months Ended	60 Months Ended	99 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		1.25%	(0.33%)	0.88%	[1]
Bloomberg U.S. Aggregate Index | Performance Inception Date				Oct. 03, 2016
Bloomberg U.S. Corporate - Investment Grade Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Corporate - Investment Grade Index
Bloomberg U.S. Corporate - Investment Grade Index | Average Annual Return, Percent		2.13%	0.30%	1.95%	[1]
Bloomberg U.S. Corporate - Investment Grade Index | Performance Inception Date				Oct. 03, 2016
Franklin Investment Grade Corporate ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin Investment Grade Corporate ETF | Average Annual Return, Percent		2.20%	(0.07%)	1.62%	[1]
Franklin Investment Grade Corporate ETF | Performance Inception Date				Oct. 03, 2016
Franklin Investment Grade Corporate ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin Investment Grade Corporate ETF | After Taxes on Distributions | Average Annual Return, Percent		0.32%	(1.59%)	0.12%	[1]
Franklin Investment Grade Corporate ETF | After Taxes on Distributions | Performance Inception Date				Oct. 03, 2016
Franklin Investment Grade Corporate ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin Investment Grade Corporate ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.29%	(0.66%)	0.61%	[1]
Franklin Investment Grade Corporate ETF | After Taxes on Distributions and Sales | Performance Inception Date				Oct. 03, 2016
[1]	Since inception October 3, 2016.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Investment Grade Corporate ETF | Franklin Investment Grade Corporate ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 4.14%.
Bar Chart, Year to Date Return	4.14%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.83%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Franklin Dynamic Municipal Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	6.93%
Worst Quarter:	2022, Q1	-6.98%

As of June 30, 2025, the Fund’s year-to-date return was 0.86%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Dynamic Municipal Bond ETF		12 Months Ended	60 Months Ended	88 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		1.05%	0.99%	1.89%	[1]
Bloomberg Municipal Bond Index | Performance Inception Date				Aug. 31, 2017
Bloomberg Municipal 1-15 Year Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal 1-15 Year Index
Bloomberg Municipal 1-15 Year Index | Average Annual Return, Percent		0.88%	1.08%	1.77%	[1]
Bloomberg Municipal 1-15 Year Index | Performance Inception Date				Aug. 31, 2017
Franklin Dynamic Municipal Bond ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin Dynamic Municipal Bond ETF | Average Annual Return, Percent		5.15%	2.35%	2.55%	[1]
Franklin Dynamic Municipal Bond ETF | Performance Inception Date				Aug. 31, 2017
Franklin Dynamic Municipal Bond ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin Dynamic Municipal Bond ETF | After Taxes on Distributions | Average Annual Return, Percent		5.08%	2.33%	2.54%	[1]
Franklin Dynamic Municipal Bond ETF | After Taxes on Distributions | Performance Inception Date				Aug. 31, 2017
Franklin Dynamic Municipal Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin Dynamic Municipal Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.70%	2.49%	2.61%	[1]
Franklin Dynamic Municipal Bond ETF | After Taxes on Distributions and Sales | Performance Inception Date				Aug. 31, 2017
[1]	Since inception August 31, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Dynamic Municipal Bond ETF | Franklin Dynamic Municipal Bond ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 0.86%.
Bar Chart, Year to Date Return	0.86%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.93%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.98%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Franklin Municipal Green Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. On May 3, 2022, the Fund changed its principal investment strategies to reflect the Fund's focus on investing principally in municipal bonds that promote environmental sustainability and the performance for periods prior to that date is attributable to the Fund's performance before the strategy change. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	8.61%
Worst Quarter:	2022, Q1	-7.57%

As of June 30, 2025, the Fund’s year-to-date return was -1.69%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Municipal Green Bond ETF		12 Months Ended	60 Months Ended	88 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		1.05%	0.99%	1.89%	[1]
Bloomberg Municipal Bond Index | Performance Inception Date				Aug. 31, 2017
Franklin Municipal Green Bond ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin Municipal Green Bond ETF | Average Annual Return, Percent		2.50%	1.00%	2.02%	[1]
Franklin Municipal Green Bond ETF | Performance Inception Date				Aug. 31, 2017
Franklin Municipal Green Bond ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin Municipal Green Bond ETF | After Taxes on Distributions | Average Annual Return, Percent		2.47%	0.99%	2.02%	[1]
Franklin Municipal Green Bond ETF | After Taxes on Distributions | Performance Inception Date				Aug. 31, 2017
Franklin Municipal Green Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin Municipal Green Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.01%	1.40%	2.17%	[1]
Franklin Municipal Green Bond ETF | After Taxes on Distributions and Sales | Performance Inception Date				Aug. 31, 2017
[1]	Since inception August 31, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Municipal Green Bond ETF | Franklin Municipal Green Bond ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was -1.69%.
Bar Chart, Year to Date Return	(1.69%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.61%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.57%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Franklin High Yield Corporate ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	9.93%
Worst Quarter:	2020, Q1	-11.86%

As of June 30, 2025, the Fund’s year-to-date return was 4.55%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin High Yield Corporate ETF		12 Months Ended	60 Months Ended	79 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		1.25%	(0.33%)	1.27%	[1]
Bloomberg U.S. Aggregate Index | Performance Inception Date				May 30, 2018
ICE BofA U.S. High Yield Constrained Index | Average Annual Return, Label [Optional Text]	ICE BofA U.S. High Yield Constrained Index
ICE BofA U.S. High Yield Constrained Index | Average Annual Return, Percent		8.20%	4.02%	4.86%	[1]
ICE BofA U.S. High Yield Constrained Index | Performance Inception Date				May 30, 2018
Franklin High Yield Corporate ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin High Yield Corporate ETF | Average Annual Return, Percent		8.47%	4.43%	5.59%	[1]
Franklin High Yield Corporate ETF | Performance Inception Date				May 30, 2018
Franklin High Yield Corporate ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin High Yield Corporate ETF | After Taxes on Distributions | Average Annual Return, Percent		5.62%	1.87%	3.00%	[1]
Franklin High Yield Corporate ETF | After Taxes on Distributions | Performance Inception Date				May 30, 2018
Franklin High Yield Corporate ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin High Yield Corporate ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.95%	2.25%	3.14%	[1]
Franklin High Yield Corporate ETF | After Taxes on Distributions and Sales | Performance Inception Date				May 30, 2018
[1]	Since inception May 30, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin High Yield Corporate ETF | Franklin High Yield Corporate ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 4.55%.
Bar Chart, Year to Date Return	4.55%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin International Aggregate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On March 1, 2020, the Fund changed its investment strategies to seek to hedge substantially all of the Fund's foreign currency exposure and the performance for periods prior to that date is attributable to the Fund's performance before the strategy change. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	5.42%
Worst Quarter:	2022, Q1	-3.31%

As of June 30, 2025, the Fund’s year-to-date return was 1.48%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin International Aggregate Bond ETF		12 Months Ended	60 Months Ended	79 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Global Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index | Average Annual Return, Percent		(1.69%)	(1.96%)	(0.48%)	[1]
Bloomberg Global Aggregate Index | Performance Inception Date				May 30, 2018
Bloomberg Global Aggregate ex-USD Index Hedged USD | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate ex-USD Index Hedged USD
Bloomberg Global Aggregate ex-USD Index Hedged USD | Average Annual Return, Percent		4.97%	1.01%	2.24%	[1]
Bloomberg Global Aggregate ex-USD Index Hedged USD | Performance Inception Date				May 30, 2018
Franklin International Aggregate Bond ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin International Aggregate Bond ETF | Average Annual Return, Percent		2.91%	0.14%	0.92%	[1]
Franklin International Aggregate Bond ETF | Performance Inception Date				May 30, 2018
Franklin International Aggregate Bond ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin International Aggregate Bond ETF | After Taxes on Distributions | Average Annual Return, Percent		1.71%	(1.68%)	(0.70%)	[1]
Franklin International Aggregate Bond ETF | After Taxes on Distributions | Performance Inception Date				May 30, 2018
Franklin International Aggregate Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin International Aggregate Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.73%	(0.67%)	0.02%	[1]
Franklin International Aggregate Bond ETF | After Taxes on Distributions and Sales | Performance Inception Date				May 30, 2018
[1]	Since inception May 30, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin International Aggregate Bond ETF | Franklin International Aggregate Bond ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 1.48%.
Bar Chart, Year to Date Return	1.48%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.42%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.31%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Franklin Senior Loan ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	4.15%
Worst Quarter:	2020, Q1	-7.60%

As of June 30, 2025, the Fund’s year-to-date return was 2.63%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Senior Loan ETF		12 Months Ended	60 Months Ended	79 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		1.25%	(0.33%)	1.27%	[1]
Bloomberg U.S. Aggregate Index | Performance Inception Date				May 30, 2018
Morningstar® LSTA U.S. Leveraged Loan 100 Index | Average Annual Return, Label [Optional Text]	Morningstar® LSTA U.S. Leveraged Loan 100 Index
Morningstar® LSTA U.S. Leveraged Loan 100 Index | Average Annual Return, Percent		8.70%	5.40%	5.30%	[1]
Morningstar® LSTA U.S. Leveraged Loan 100 Index | Performance Inception Date				May 30, 2018
Franklin Senior Loan ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin Senior Loan ETF | Average Annual Return, Percent		8.20%	5.21%	4.93%	[1]
Franklin Senior Loan ETF | Performance Inception Date				May 30, 2018
Franklin Senior Loan ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin Senior Loan ETF | After Taxes on Distributions | Average Annual Return, Percent		4.71%	2.77%	2.68%	[1]
Franklin Senior Loan ETF | After Taxes on Distributions | Performance Inception Date				May 30, 2018
Franklin Senior Loan ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin Senior Loan ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.78%	2.90%	2.78%	[1]
Franklin Senior Loan ETF | After Taxes on Distributions and Sales | Performance Inception Date				May 30, 2018
[1]	Since inception May 30, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Senior Loan ETF | Franklin Senior Loan ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 2.63%.
Bar Chart, Year to Date Return	2.63%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin U.S. Core Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	6.67%
Worst Quarter:	2022, Q1	-6.21%

As of June 30, 2025, the Fund’s year-to-date return was 3.94%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin U.S. Core Bond ETF		12 Months Ended	60 Months Ended	63 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		1.25%	(0.33%)	(0.11%)	[1]
Bloomberg U.S. Aggregate Index | Performance Inception Date				Sep. 17, 2019
Franklin U.S. Core Bond ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin U.S. Core Bond ETF | Average Annual Return, Percent		1.53%	(0.38%)	(0.16%)	[1]
Franklin U.S. Core Bond ETF | Performance Inception Date				Sep. 17, 2019
Franklin U.S. Core Bond ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin U.S. Core Bond ETF | After Taxes on Distributions | Average Annual Return, Percent		(0.13%)	(1.62%)	(1.40%)	[1]
Franklin U.S. Core Bond ETF | After Taxes on Distributions | Performance Inception Date				Sep. 17, 2019
Franklin U.S. Core Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin U.S. Core Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.90%	(0.79%)	(0.62%)	[1]
Franklin U.S. Core Bond ETF | After Taxes on Distributions and Sales | Performance Inception Date				Sep. 17, 2019
[1]	Since inception September 17, 2019.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin U.S. Core Bond ETF | Franklin U.S. Core Bond ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 3.94%.
Bar Chart, Year to Date Return	3.94%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.67%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.21%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Franklin U.S. Treasury Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	5.43%
Worst Quarter:	2022, Q1	-5.02%

As of June 30, 2025, the Fund’s year-to-date return was 3.98%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin U.S. Treasury Bond ETF		12 Months Ended	55 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		1.25%	(1.49%)	[1]
Bloomberg U.S. Aggregate Index | Performance Inception Date			Jun. 09, 2020
Bloomberg U.S. Treasury Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Treasury Index
Bloomberg U.S. Treasury Index | Average Annual Return, Percent		0.58%	(2.32%)	[1]
Bloomberg U.S. Treasury Index | Performance Inception Date			Jun. 09, 2020
Franklin U.S. Treasury Bond ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin U.S. Treasury Bond ETF | Average Annual Return, Percent		0.54%	(2.03%)	[1]
Franklin U.S. Treasury Bond ETF | Performance Inception Date			Jun. 09, 2020
Franklin U.S. Treasury Bond ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin U.S. Treasury Bond ETF | After Taxes on Distributions | Average Annual Return, Percent		(1.11%)	(3.12%)	[1]
Franklin U.S. Treasury Bond ETF | After Taxes on Distributions | Performance Inception Date			Jun. 09, 2020
Franklin U.S. Treasury Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin U.S. Treasury Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.32%	(1.97%)	[1]
Franklin U.S. Treasury Bond ETF | After Taxes on Distributions and Sales | Performance Inception Date			Jun. 09, 2020
[1]	Since inception June 9, 2020.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin U.S. Treasury Bond ETF | Franklin U.S. Treasury Bond ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 3.98%.
Bar Chart, Year to Date Return	3.98%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.43%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.02%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Franklin Ultra Short Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	1.68%
Worst Quarter:	2022, Q1	-0.80%

As of June 30, 2025, the Fund’s year-to-date return was 2.52%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Ultra Short Bond ETF		12 Months Ended	54 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		1.25%	(1.84%)	[1]
Bloomberg U.S. Aggregate Index | Performance Inception Date			Jul. 14, 2020
ICE BofA U.S. 3-Month Treasury Bill Index | Average Annual Return, Label [Optional Text]	ICE BofA U.S. 3-Month Treasury Bill Index
ICE BofA U.S. 3-Month Treasury Bill Index | Average Annual Return, Percent		5.25%	2.62%	[1]
ICE BofA U.S. 3-Month Treasury Bill Index | Performance Inception Date			Jul. 14, 2020
Franklin Ultra Short Bond ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin Ultra Short Bond ETF | Average Annual Return, Percent		5.67%	2.80%	[1]
Franklin Ultra Short Bond ETF | Performance Inception Date			Jul. 14, 2020
Franklin Ultra Short Bond ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin Ultra Short Bond ETF | After Taxes on Distributions | Average Annual Return, Percent		3.56%	1.60%	[1]
Franklin Ultra Short Bond ETF | After Taxes on Distributions | Performance Inception Date			Jul. 14, 2020
Franklin Ultra Short Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin Ultra Short Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.33%	1.62%	[1]
Franklin Ultra Short Bond ETF | After Taxes on Distributions and Sales | Performance Inception Date			Jul. 14, 2020
[1]	Since inception July 14, 2020.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Ultra Short Bond ETF | Franklin Ultra Short Bond ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 2.52%.
Bar Chart, Year to Date Return	2.52%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.68%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.80%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Franklin Systematic Style Premia ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2024, Q1	9.68%
Worst Quarter:	2020, Q1	-6.76%

As of June 30, 2025, the Fund’s year-to-date return was 2.32%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Systematic Style Premia ETF		12 Months Ended	60 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	13.86%	14.03%	[1]
Russell 3000® Index | Performance Inception Date				Dec. 18, 2019
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		1.25%	(0.33%)	(0.28%)	[1]
Bloomberg U.S. Aggregate Index | Performance Inception Date				Dec. 18, 2019
ICE BofA U.S. 3-Month Treasury Bill Index | Average Annual Return, Label [Optional Text]	ICE BofA U.S. 3-Month Treasury Bill Index
ICE BofA U.S. 3-Month Treasury Bill Index | Average Annual Return, Percent		5.25%	2.46%	2.46%	[1]
ICE BofA U.S. 3-Month Treasury Bill Index | Performance Inception Date				Dec. 18, 2019
Franklin Systematic Style Premia ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin Systematic Style Premia ETF | Average Annual Return, Percent		10.20%	1.84%	1.70%	[1]
Franklin Systematic Style Premia ETF | Performance Inception Date				Dec. 18, 2019
Franklin Systematic Style Premia ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin Systematic Style Premia ETF | After Taxes on Distributions | Average Annual Return, Percent		9.79%	0.87%	0.74%	[1]
Franklin Systematic Style Premia ETF | After Taxes on Distributions | Performance Inception Date				Dec. 18, 2019
Franklin Systematic Style Premia ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin Systematic Style Premia ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.16%	1.02%	0.92%	[1]
Franklin Systematic Style Premia ETF | After Taxes on Distributions and Sales | Performance Inception Date				Dec. 18, 2019
[1]	Since inception December 18, 2019.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Systematic Style Premia ETF | Franklin Systematic Style Premia ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 2.32%.
Bar Chart, Year to Date Return	2.32%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.68%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the BrandywineGLOBAL—Dynamic US Large Cap Value Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund that was effective after the market close on October 28, 2022 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 28, 2022 are those of the predecessor mutual fund. The bar chart shows changes in the Fund’s (and the predecessor mutual fund’s) performance from year to year (predecessor mutual fund performance is represented by the performance of the predecessor mutual fund’s

Class IS Shares). The table shows how the Fund’s (and the predecessor mutual fund’s) average annual returns (in the case of the predecessor mutual fund, the average annual returns of the predecessor mutual fund’s Class IS Shares) for 1 year, 5 years and 10 years compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund.

Had the predecessor mutual fund been structured as an ETF, its performance may have differed. The Fund’s (and the predecessor mutual fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor mutual fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	18.39%
Worst Quarter:	2020, Q1	-25.83%

As of June 30, 2025, the Fund’s year-to-date return was 5.04%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - BrandywineGLOBAL-Dynamic US Large Cap Value ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent		14.37%	8.68%	8.49%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		25.02%	14.53%	13.10%
BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE ETF | Average Annual Return, Label [Optional Text]	Return before taxes
BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE ETF | Average Annual Return, Percent		12.59%	9.73%	9.09%
BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE ETF | After Taxes on Distributions | Average Annual Return, Percent		11.82%	7.38%	7.23%
BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.95%	6.98%	6.74%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
BrandywineGLOBAL-Dynamic US Large Cap Value ETF | BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 5.04%.
Bar Chart, Year to Date Return	5.04%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BrandywineGLOBAL-U.S. Fixed Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2024, Q3	7.27%
Worst Quarter:	2024, Q4	-3.64%

As of June 30, 2025, the Fund’s year-to-date return was 3.86%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - BrandywineGLOBAL-U.S. Fixed Income ETF		12 Months Ended	17 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		1.25%	3.04%	[1]
Bloomberg U.S. Aggregate Index | Performance Inception Date			Jul. 25, 2023
BrandywineGLOBAL - U.S. Fixed Income ETF | Average Annual Return, Label [Optional Text]	Return before taxes
BrandywineGLOBAL - U.S. Fixed Income ETF | Average Annual Return, Percent		1.12%	1.98%	[1]
BrandywineGLOBAL - U.S. Fixed Income ETF | Performance Inception Date			Jul. 25, 2023
BrandywineGLOBAL - U.S. Fixed Income ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
BrandywineGLOBAL - U.S. Fixed Income ETF | After Taxes on Distributions | Average Annual Return, Percent		(0.73%)	0.13%	[1]
BrandywineGLOBAL - U.S. Fixed Income ETF | After Taxes on Distributions | Performance Inception Date			Jul. 25, 2023
BrandywineGLOBAL - U.S. Fixed Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
BrandywineGLOBAL - U.S. Fixed Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.65%	0.73%	[1]
BrandywineGLOBAL - U.S. Fixed Income ETF | After Taxes on Distributions and Sales | Performance Inception Date			Jul. 25, 2023
[1]	Since inception July 25, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
BrandywineGLOBAL-U.S. Fixed Income ETF | BrandywineGLOBAL - U.S. Fixed Income ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 3.86%.
Bar Chart, Year to Date Return	3.86%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.27%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.64%)
Lowest Quarterly Return, Date	Dec. 31, 2024
ClearBridge Sustainable Infrastructure ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2024, Q3	14.49%
Worst Quarter:	2024, Q4	-13.17%

As of June 30, 2025, the Fund’s year-to-date return was 19.68%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - ClearBridge Sustainable Infrastructure ETF		12 Months Ended	25 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent		17.49%	17.24%	[1]
MSCI All Country World Index-NR | Performance Inception Date			Dec. 14, 2022
FTSE Global Core Infrastructure 50/50 - NR | Average Annual Return, Label [Optional Text]	FTSE Global Core Infrastructure 50/50 - NR
FTSE Global Core Infrastructure 50/50 - NR | Average Annual Return, Percent		9.53%	4.20%	[1]
FTSE Global Core Infrastructure 50/50 - NR | Performance Inception Date			Dec. 14, 2022
OECD G7 CPI + 5.5% | Average Annual Return, Percent		7.77%	8.68%	[1]
OECD G7 CPI + 5.5% | Performance Inception Date			Dec. 14, 2022
ClearBridge Sustainable Infrastructure ETF | Average Annual Return, Label [Optional Text]	Return before taxes
ClearBridge Sustainable Infrastructure ETF | Average Annual Return, Percent		(6.47%)	(2.51%)	[1]
ClearBridge Sustainable Infrastructure ETF | Performance Inception Date			Dec. 14, 2022
ClearBridge Sustainable Infrastructure ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
ClearBridge Sustainable Infrastructure ETF | After Taxes on Distributions | Average Annual Return, Percent		(6.97%)	(3.35%)	[1]
ClearBridge Sustainable Infrastructure ETF | After Taxes on Distributions | Performance Inception Date			Dec. 14, 2022
ClearBridge Sustainable Infrastructure ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
ClearBridge Sustainable Infrastructure ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		(3.45%)	(2.13%)	[1]
ClearBridge Sustainable Infrastructure ETF | After Taxes on Distributions and Sales | Performance Inception Date			Dec. 14, 2022
[1]	Since inception December 14, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
ClearBridge Sustainable Infrastructure ETF | ClearBridge Sustainable Infrastructure ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 19.68%.
Bar Chart, Year to Date Return	19.68%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.49%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.17%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Franklin International Core Dividend Tilt Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's Underlying Index. On August 1, 2022, the Fund's underlying index was changed from the LibertyQ International Equity Hedged Index to the Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM. Fund performance prior to that date reflects the Fund seeking to track the performance of the LibertyQ International Equity Hedged Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2022, Q4	18.77%
Worst Quarter:	2020, Q1	-16.51%

As of June 30, 2025, the Fund’s year-to-date return was 20.20%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin International Core Dividend Tilt Index ETF			12 Months Ended	60 Months Ended	103 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR | Average Annual Return, Label [Optional Text]	[1]	Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR
Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR | Average Annual Return, Percent	[1]		3.77%	4.82%
Linked Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR | Average Annual Return, Label [Optional Text]	[2]	Linked Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR
Linked Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR | Average Annual Return, Percent	[2]		3.77%	7.48%	9.04%	[3]
Linked Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR | Performance Inception Date					Jun. 01, 2016
Morningstar® Developed Markets ex-North America Dividend Enhanced Select Index℠-NR | Average Annual Return, Label [Optional Text]	[4]	Morningstar® Developed Markets ex-North America Dividend Enhanced Select Index℠-NR
Morningstar® Developed Markets ex-North America Dividend Enhanced Select Index℠-NR | Average Annual Return, Percent	[4]		2.28%
Linked Morningstar® Developed Markets ex-North America Dividend Enhanced Select Index℠-NR | Average Annual Return, Label [Optional Text]	[5]	Linked Morningstar® Developed Markets ex-North America Dividend Enhanced Select Index℠-NR
Linked Morningstar® Developed Markets ex-North America Dividend Enhanced Select Index℠-NR | Average Annual Return, Percent	[5]		2.28%	7.52%	8.16%	[3]
Linked Morningstar® Developed Markets ex-North America Dividend Enhanced Select Index℠-NR | Performance Inception Date					Jun. 01, 2016
Franklin International Core Dividend Tilt Index ETF | Average Annual Return, Label [Optional Text]		Return before taxes
Franklin International Core Dividend Tilt Index ETF | Average Annual Return, Percent			2.36%	7.38%	7.86%	[3]
Franklin International Core Dividend Tilt Index ETF | Performance Inception Date					Jun. 01, 2016
Franklin International Core Dividend Tilt Index ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
Franklin International Core Dividend Tilt Index ETF | After Taxes on Distributions | Average Annual Return, Percent			1.29%	6.05%	6.11%	[3]
Franklin International Core Dividend Tilt Index ETF | After Taxes on Distributions | Performance Inception Date					Jun. 01, 2016
Franklin International Core Dividend Tilt Index ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
Franklin International Core Dividend Tilt Index ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.08%	5.52%	5.65%	[3]
Franklin International Core Dividend Tilt Index ETF | After Taxes on Distributions and Sales | Performance Inception Date					Jun. 01, 2016
[1]	The Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR did not commence calculation and publication until June 10, 2019.
[2]

The Linked Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR measures the performance of the Fund's old primary benchmark, the MSCI Europe, Australasia and the Far East (EAFE) 100% Hedged to USD Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.

[3]	Since inception June 1, 2016.
[4]	The Morningstar® Developed Markets ex-North America Dividend Enhanced Select Index℠-NR did not commence calculation and publication until June 15, 2022.
[5]

The Linked Morningstar® Developed Markets ex-North America Dividend Enhanced Select Index-NR measures the performance of the Fund's old underlying index, LibertyQ International Equity Hedged Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)	[1]
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin International Core Dividend Tilt Index ETF | Franklin International Core Dividend Tilt Index ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 20.20%.
Bar Chart, Year to Date Return	20.20%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.77%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin Emerging Market Core Dividend Tilt Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's Underlying Index. On August 1, 2022, the Fund's underlying index was changed from the LibertyQ Emerging Markets Index to the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM. Fund performance prior to that date reflects the Fund seeking to track the performance of the LibertyQ Emerging Markets Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	17.24%
Worst Quarter:	2020, Q1	-25.58%

As of June 30, 2025, the Fund’s year-to-date return was 12.27%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Emerging Market Core Dividend Tilt Index ETF			12 Months Ended	60 Months Ended	103 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar® Emerging Markets Target Market Exposure Index-NR | Average Annual Return, Label [Optional Text]	[1]	Morningstar® Emerging Markets Target Market Exposure Index-NR
Morningstar® Emerging Markets Target Market Exposure Index-NR | Average Annual Return, Percent	[1]		7.10%	2.20%
Linked Morningstar® Emerging Markets Target Market Exposure Index-NR | Average Annual Return, Label [Optional Text]	[2]	Linked Morningstar® Emerging Markets Target Market Exposure Index-NR
Linked Morningstar® Emerging Markets Target Market Exposure Index-NR | Average Annual Return, Percent	[2]		7.10%	1.85%	6.04%	[3]
Linked Morningstar® Emerging Markets Target Market Exposure Index-NR | Performance Inception Date					Jun. 01, 2016
Morningstar® Emerging Markets Dividend Enhanced Select Index℠-NR | Average Annual Return, Label [Optional Text]	[4]	Morningstar® Emerging Markets Dividend Enhanced Select Index℠-NR
Morningstar® Emerging Markets Dividend Enhanced Select Index℠-NR | Average Annual Return, Percent	[4]		14.11%
Linked Morningstar® Emerging Markets Dividend Enhanced Select Index℠-NR | Average Annual Return, Label [Optional Text]	[5]	Linked Morningstar® Emerging Markets Dividend Enhanced Select Index℠-NR
Linked Morningstar® Emerging Markets Dividend Enhanced Select Index℠-NR | Average Annual Return, Percent	[5]		14.11%	2.96%	5.35%	[3]
Linked Morningstar® Emerging Markets Dividend Enhanced Select Index℠-NR | Performance Inception Date					Jun. 01, 2016
Franklin Emerging Market Core Dividend Tilt Index ETF | Average Annual Return, Label [Optional Text]		Return before taxes
Franklin Emerging Market Core Dividend Tilt Index ETF | Average Annual Return, Percent			13.08%	2.37%	4.73%	[3]
Franklin Emerging Market Core Dividend Tilt Index ETF | Performance Inception Date					Jun. 01, 2016
Franklin Emerging Market Core Dividend Tilt Index ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
Franklin Emerging Market Core Dividend Tilt Index ETF | After Taxes on Distributions | Average Annual Return, Percent			11.77%	2.39%	4.19%	[3]
Franklin Emerging Market Core Dividend Tilt Index ETF | After Taxes on Distributions | Performance Inception Date					Jun. 01, 2016
Franklin Emerging Market Core Dividend Tilt Index ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
Franklin Emerging Market Core Dividend Tilt Index ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			8.60%	2.79%	4.09%	[3]
Franklin Emerging Market Core Dividend Tilt Index ETF | After Taxes on Distributions and Sales | Performance Inception Date					Jun. 01, 2016
[1]	The Morningstar® Emerging Markets Target Market Exposure Index-NR did not commence calculation and publication until February 25, 2019.
[2]

The Linked Morningstar® Emerging Markets Target Market Exposure Index-NR measures the performance of the Fund's old primary benchmark, the MSCI Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.

[3]	Since inception June 1, 2016.
[4]	The Morningstar® Emerging Markets Dividend Enhanced Select Index℠-NR did not commence calculation and publication until June 15, 2022.
[5]

The Linked Morningstar® Emerging Markets Dividend Enhanced Select Index-NR measures the performance of the Fund's old underlying index, LibertyQ Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)	[2]
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Emerging Market Core Dividend Tilt Index ETF | Franklin Emerging Market Core Dividend Tilt Index ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 12.27%.
Bar Chart, Year to Date Return	12.27%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.24%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin U.S. Core Dividend Tilt Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's Underlying Index. On August 1, 2022, the Fund's underlying index was changed from the LibertyQ Global Dividend Index to the Morningstar® US Dividend Enhanced Select IndexSM. Fund performance prior to that date reflects the Fund seeking to track the performance of the LibertyQ Global Dividend Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	14.57%
Worst Quarter:	2020, Q1	-23.91%

As of June 30, 2025, the Fund’s year-to-date return was 6.99%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin U.S. Core Dividend Tilt Index ETF			12 Months Ended	60 Months Ended	103 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar® US Target Market Exposure Index | Average Annual Return, Label [Optional Text]	[1]	Morningstar® US Target Market Exposure Index
Morningstar® US Target Market Exposure Index | Average Annual Return, Percent	[1]		24.91%	14.44%
Linked Morningstar® US Target Market Exposure Index | Average Annual Return, Label [Optional Text]	[2]	Linked Morningstar® US Target Market Exposure Index
Linked Morningstar® US Target Market Exposure Index | Average Annual Return, Percent	[2]		24.91%	11.83%	12.01%	[3]
Linked Morningstar® US Target Market Exposure Index | Performance Inception Date					Jun. 01, 2016
Morningstar® US Dividend Enhanced Select Index℠ | Average Annual Return, Label [Optional Text]	[4]	Morningstar® US Dividend Enhanced Select Index℠
Morningstar® US Dividend Enhanced Select Index℠ | Average Annual Return, Percent	[4]		25.58%
Linked Morningstar® US Dividend Enhanced Select Index℠ | Average Annual Return, Label [Optional Text]	[5]	Linked Morningstar® US Dividend Enhanced Select Index℠
Linked Morningstar® US Dividend Enhanced Select Index℠ | Average Annual Return, Percent	[5]		25.58%	11.08%	10.27%	[3]
Linked Morningstar® US Dividend Enhanced Select Index℠ | Performance Inception Date					Jun. 01, 2016
Franklin U.S. Core Dividend Tilt Index ETF | Average Annual Return, Label [Optional Text]		Return before taxes
Franklin U.S. Core Dividend Tilt Index ETF | Average Annual Return, Percent			25.48%	11.06%	10.25%	[3]
Franklin U.S. Core Dividend Tilt Index ETF | Performance Inception Date					Jun. 01, 2016
Franklin U.S. Core Dividend Tilt Index ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
Franklin U.S. Core Dividend Tilt Index ETF | After Taxes on Distributions | Average Annual Return, Percent			24.81%	10.39%	9.32%	[3]
Franklin U.S. Core Dividend Tilt Index ETF | After Taxes on Distributions | Performance Inception Date					Jun. 01, 2016
Franklin U.S. Core Dividend Tilt Index ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
Franklin U.S. Core Dividend Tilt Index ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			15.47%	8.68%	7.99%	[3]
Franklin U.S. Core Dividend Tilt Index ETF | After Taxes on Distributions and Sales | Performance Inception Date					Jun. 01, 2016
[1]	The Morningstar® US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.
[2]

The Linked Morningstar® US Target Market Exposure Index measures the performance of the Fund's old primary benchmark, the MSCI All Country World Index (ACWI) ex REITs Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter. The Parent Index reflects no deduction for fees, expenses or taxes. The MSCI ACWI ex REITs Index-NR reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding.

[3]	Since inception June 1, 2016.
[4]	The Morningstar® US Dividend Enhanced Select Index℠ did not commence calculation and publication until June 15, 2022.
[5]

The Linked Morningstar® US Dividend Enhanced Select Index℠ measures the performance of the Fund's old underlying index, LibertyQ Global Dividend Index, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter. The Underlying Index reflects no deduction for fees, expenses or taxes. The LibertyQ Global Dividend Index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)	[3]
Performance Availability Website Address [Text]	franklintempleton.com
Franklin U.S. Core Dividend Tilt Index ETF | Franklin U.S. Core Dividend Tilt Index ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 6.99%.
Bar Chart, Year to Date Return	6.99%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.57%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin U.S. Large Cap Multifactor Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, an additional index and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	16.80%
Worst Quarter:	2020, Q1	-20.81%

As of June 30, 2025, the Fund’s year-to-date return was 8.42%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin U.S. Large Cap Multifactor Index ETF		12 Months Ended	60 Months Ended	92 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	13.86%	13.73%	[1]
Russell 3000® Index | Performance Inception Date				Apr. 26, 2017
Russell 1000® Index | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent		24.51%	14.27%	14.16%	[1]
Russell 1000® Index | Performance Inception Date				Apr. 26, 2017
LibertyQ U.S. Large Cap Equity Index | Average Annual Return, Label [Optional Text]	LibertyQ U.S. Large Cap Equity Index
LibertyQ U.S. Large Cap Equity Index | Average Annual Return, Percent		24.44%	13.02%	13.70%	[1]
LibertyQ U.S. Large Cap Equity Index | Performance Inception Date				Apr. 26, 2017
Franklin U.S. Large Cap Multifactor Index ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin U.S. Large Cap Multifactor Index ETF | Average Annual Return, Percent		24.23%	12.87%	13.50%	[1]
Franklin U.S. Large Cap Multifactor Index ETF | Performance Inception Date				Apr. 26, 2017
Franklin U.S. Large Cap Multifactor Index ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin U.S. Large Cap Multifactor Index ETF | After Taxes on Distributions | Average Annual Return, Percent		23.88%	12.38%	12.90%	[1]
Franklin U.S. Large Cap Multifactor Index ETF | After Taxes on Distributions | Performance Inception Date				Apr. 26, 2017
Franklin U.S. Large Cap Multifactor Index ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin U.S. Large Cap Multifactor Index ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		14.57%	10.19%	10.88%	[1]
Franklin U.S. Large Cap Multifactor Index ETF | After Taxes on Distributions and Sales | Performance Inception Date				Apr. 26, 2017
[1]	Since inception April 26, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin U.S. Large Cap Multifactor Index ETF | Franklin U.S. Large Cap Multifactor Index ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 8.42%.
Bar Chart, Year to Date Return	8.42%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.80%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin U.S. Mid Cap Multifactor Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, an additional index and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	22.55%
Worst Quarter:	2020, Q1	-24.92%

As of June 30, 2025, the Fund’s year-to-date return was 0.85%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin U.S. Mid Cap Multifactor Index ETF		12 Months Ended	60 Months Ended	92 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	13.86%	13.73%	[1]
Russell 3000® Index | Performance Inception Date				Apr. 26, 2017
Russell Midcap Index | Average Annual Return, Label [Optional Text]	Russell Midcap Index
Russell Midcap Index | Average Annual Return, Percent		15.34%	9.92%	10.25%	[1]
Russell Midcap Index | Performance Inception Date				Apr. 26, 2017
LibertyQ U.S. Mid Cap Equity Index | Average Annual Return, Label [Optional Text]	LibertyQ U.S. Mid Cap Equity Index
LibertyQ U.S. Mid Cap Equity Index | Average Annual Return, Percent		14.53%	11.96%	12.13%	[1]
LibertyQ U.S. Mid Cap Equity Index | Performance Inception Date				Apr. 26, 2017
Franklin U.S. Mid Cap Multifactor Index ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin U.S. Mid Cap Multifactor Index ETF | Average Annual Return, Percent		14.17%	11.66%	11.81%	[1]
Franklin U.S. Mid Cap Multifactor Index ETF | Performance Inception Date				Apr. 26, 2017
Franklin U.S. Mid Cap Multifactor Index ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin U.S. Mid Cap Multifactor Index ETF | After Taxes on Distributions | Average Annual Return, Percent		13.81%	11.32%	11.35%	[1]
Franklin U.S. Mid Cap Multifactor Index ETF | After Taxes on Distributions | Performance Inception Date				Apr. 26, 2017
Franklin U.S. Mid Cap Multifactor Index ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin U.S. Mid Cap Multifactor Index ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		8.62%	9.24%	9.48%	[1]
Franklin U.S. Mid Cap Multifactor Index ETF | After Taxes on Distributions and Sales | Performance Inception Date				Apr. 26, 2017
[1]	Since inception April 26, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin U.S. Mid Cap Multifactor Index ETF | Franklin U.S. Mid Cap Multifactor Index ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 0.85%.
Bar Chart, Year to Date Return	0.85%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin U.S. Small Cap Multifactor Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, an additional index and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	24.14%
Worst Quarter:	2020, Q1	-29.82%

As of June 30, 2025, the Fund’s year-to-date return was -0.91%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin U.S. Small Cap Multifactor Index ETF		12 Months Ended	60 Months Ended	92 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	13.86%	13.73%	[1]
Russell 3000® Index | Performance Inception Date				Apr. 26, 2017
Russell 2000® Index | Average Annual Return, Label [Optional Text]	Russell 2000® Index
Russell 2000® Index | Average Annual Return, Percent		11.54%	7.40%	7.50%	[1]
Russell 2000® Index | Performance Inception Date				Apr. 26, 2017
LibertyQ U.S. Small Cap Equity Index | Average Annual Return, Label [Optional Text]	LibertyQ U.S. Small Cap Equity Index
LibertyQ U.S. Small Cap Equity Index | Average Annual Return, Percent		9.07%	9.12%	8.46%	[1]
LibertyQ U.S. Small Cap Equity Index | Performance Inception Date				Apr. 26, 2017
Franklin U.S. Small Cap Multifactor Index ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin U.S. Small Cap Multifactor Index ETF | Average Annual Return, Percent		8.66%	8.77%	8.12%	[1]
Franklin U.S. Small Cap Multifactor Index ETF | Performance Inception Date				Apr. 26, 2017
Franklin U.S. Small Cap Multifactor Index ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin U.S. Small Cap Multifactor Index ETF | After Taxes on Distributions | Average Annual Return, Percent		8.32%	8.42%	7.68%	[1]
Franklin U.S. Small Cap Multifactor Index ETF | After Taxes on Distributions | Performance Inception Date				Apr. 26, 2017
Franklin U.S. Small Cap Multifactor Index ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin U.S. Small Cap Multifactor Index ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.36%	6.87%	6.37%	[1]
Franklin U.S. Small Cap Multifactor Index ETF | After Taxes on Distributions and Sales | Performance Inception Date				Apr. 26, 2017
[1]	Since inception April 26, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Franklin U.S. Small Cap Multifactor Index ETF | Franklin U.S. Small Cap Multifactor Index ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was -0.91%.
Bar Chart, Year to Date Return	(0.91%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	24.14%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.82%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin International Dividend Multiplier Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund does not have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund does not have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin U.S. Dividend Multiplier Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund does not have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund does not have a full calendar year of performance, annual total return information is not available and therefore is not presented. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE Australia ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	30.71%
Worst Quarter:	2020, Q1	-33.21%

As of June 30, 2025, the Fund’s year-to-date return was 12.07%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE Australia ETF		12 Months Ended	60 Months Ended	86 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Australia Index-NR | Average Annual Return, Label [Optional Text]	FTSE Australia Index-NR
FTSE Australia Index-NR | Average Annual Return, Percent		0.98%	5.73%	5.68%	[1]
FTSE Australia Index-NR | Performance Inception Date				Nov. 02, 2017
FTSE Australia Capped Index-NR | Average Annual Return, Label [Optional Text]	FTSE Australia Capped Index-NR
FTSE Australia Capped Index-NR | Average Annual Return, Percent		2.32%	6.01%	5.88%	[1]
FTSE Australia Capped Index-NR | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Australia ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin FTSE Australia ETF | Average Annual Return, Percent		0.92%	5.73%	5.69%	[1]
Franklin FTSE Australia ETF | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Australia ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin FTSE Australia ETF | After Taxes on Distributions | Average Annual Return, Percent		0.11%	4.70%	4.46%	[1]
Franklin FTSE Australia ETF | After Taxes on Distributions | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Australia ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin FTSE Australia ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.09%	4.38%	4.15%	[1]
Franklin FTSE Australia ETF | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 02, 2017
[1]	Since inception November 2, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE Australia ETF | Franklin FTSE Australia ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 12.07%.
Bar Chart, Year to Date Return	12.07%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	30.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(33.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin FTSE Brazil ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	36.44%
Worst Quarter:	2020, Q1	-50.43%

As of June 30, 2025, the Fund’s year-to-date return was 28.96%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE Brazil ETF		12 Months Ended	60 Months Ended	86 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Brazil Index-NR | Average Annual Return, Label [Optional Text]	FTSE Brazil Index-NR
FTSE Brazil Index-NR | Average Annual Return, Percent		(27.55%)	(6.24%)	(0.86%)	[1]
FTSE Brazil Index-NR | Performance Inception Date				Nov. 03, 2017
FTSE Brazil Capped Index-NR | Average Annual Return, Label [Optional Text]	FTSE Brazil Capped Index-NR
FTSE Brazil Capped Index-NR | Average Annual Return, Percent		(28.08%)	(6.38%)	(0.89%)	[1]
FTSE Brazil Capped Index-NR | Performance Inception Date				Nov. 03, 2017
Franklin FTSE Brazil ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin FTSE Brazil ETF | Average Annual Return, Percent		(27.83%)	(6.53%)	(1.08%)	[1]
Franklin FTSE Brazil ETF | Performance Inception Date				Nov. 03, 2017
Franklin FTSE Brazil ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin FTSE Brazil ETF | After Taxes on Distributions | Average Annual Return, Percent		(29.62%)	(9.16%)	(3.43%)	[1]
Franklin FTSE Brazil ETF | After Taxes on Distributions | Performance Inception Date				Nov. 03, 2017
Franklin FTSE Brazil ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin FTSE Brazil ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		(16.19%)	(5.60%)	(1.54%)	[1]
Franklin FTSE Brazil ETF | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 03, 2017
[1]	Since inception November 3, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE Brazil ETF | Franklin FTSE Brazil ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 28.96%.
Bar Chart, Year to Date Return	28.96%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	36.44%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(50.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin FTSE Canada ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	19.51%
Worst Quarter:	2020, Q1	-26.28%

As of June 30, 2025, the Fund’s year-to-date return was 15.08%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE Canada ETF		12 Months Ended	60 Months Ended	86 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Canada Index-NR | Average Annual Return, Label [Optional Text]	FTSE Canada Index-NR
FTSE Canada Index-NR | Average Annual Return, Percent		12.11%	9.02%	7.91%	[1]
FTSE Canada Index-NR | Performance Inception Date				Nov. 02, 2017
FTSE Canada Capped Index-NR | Average Annual Return, Label [Optional Text]	FTSE Canada Capped Index-NR
FTSE Canada Capped Index-NR | Average Annual Return, Percent		11.62%	8.92%	7.84%	[1]
FTSE Canada Capped Index-NR | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Canada ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin FTSE Canada ETF | Average Annual Return, Percent		12.36%	9.28%	8.16%	[1]
Franklin FTSE Canada ETF | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Canada ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin FTSE Canada ETF | After Taxes on Distributions | Average Annual Return, Percent		12.06%	8.92%	7.64%	[1]
Franklin FTSE Canada ETF | After Taxes on Distributions | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Canada ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin FTSE Canada ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		8.14%	7.51%	6.51%	[1]
Franklin FTSE Canada ETF | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 02, 2017
[1]	Since inception November 2, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE Canada ETF | Franklin FTSE Canada ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 15.08%.
Bar Chart, Year to Date Return	15.08%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin FTSE China ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2024, Q3	23.69%
Worst Quarter:	2022, Q3	-22.58%

As of June 30, 2025, the Fund’s year-to-date return was 17.00%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE China ETF		12 Months Ended	60 Months Ended	86 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE China Index-NR | Average Annual Return, Label [Optional Text]	FTSE China Index-NR
FTSE China Index-NR | Average Annual Return, Percent		19.38%	(3.23%)	(1.87%)	[1]
FTSE China Index-NR | Performance Inception Date				Nov. 02, 2017
FTSE China Capped Index-NR | Average Annual Return, Label [Optional Text]	FTSE China Capped Index-NR
FTSE China Capped Index-NR | Average Annual Return, Percent		19.77%	(3.17%)	(1.79%)	[1]
FTSE China Capped Index-NR | Performance Inception Date				Nov. 02, 2017
Franklin FTSE China ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin FTSE China ETF | Average Annual Return, Percent		19.17%	(3.40%)	(2.01%)	[1]
Franklin FTSE China ETF | Performance Inception Date				Nov. 02, 2017
Franklin FTSE China ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin FTSE China ETF | After Taxes on Distributions | Average Annual Return, Percent		18.21%	(3.95%)	(2.60%)	[1]
Franklin FTSE China ETF | After Taxes on Distributions | Performance Inception Date				Nov. 02, 2017
Franklin FTSE China ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin FTSE China ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.75%	(2.58%)	(1.59%)	[1]
Franklin FTSE China ETF | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 02, 2017
[1]	Since inception November 2, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE China ETF | Franklin FTSE China ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 17.00%.
Bar Chart, Year to Date Return	17.00%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.69%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.58%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Franklin FTSE Germany ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	26.81%
Worst Quarter:	2020, Q1	-26.91%

As of June 30, 2025, the Fund’s year-to-date return was 34.96%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE Germany ETF		12 Months Ended	60 Months Ended	86 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Germany Index-NR | Average Annual Return, Label [Optional Text]	FTSE Germany Index-NR
FTSE Germany Index-NR | Average Annual Return, Percent		10.42%	4.51%	2.29%	[1]
FTSE Germany Index-NR | Performance Inception Date				Nov. 02, 2017
FTSE Germany Capped Index-NR | Average Annual Return, Label [Optional Text]	FTSE Germany Capped Index-NR
FTSE Germany Capped Index-NR | Average Annual Return, Percent		10.69%	4.56%	2.33%	[1]
FTSE Germany Capped Index-NR | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Germany ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin FTSE Germany ETF | Average Annual Return, Percent		10.68%	4.81%	2.50%	[1]
Franklin FTSE Germany ETF | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Germany ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin FTSE Germany ETF | After Taxes on Distributions | Average Annual Return, Percent		10.32%	4.32%	1.90%	[1]
Franklin FTSE Germany ETF | After Taxes on Distributions | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Germany ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin FTSE Germany ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.02%	3.88%	1.91%	[1]
Franklin FTSE Germany ETF | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 02, 2017
[1]	Since inception November 2, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE Germany ETF | Franklin FTSE Germany ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 34.96%.
Bar Chart, Year to Date Return	34.96%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	26.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin FTSE India ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	22.13%
Worst Quarter:	2020, Q1	-30.19%

As of June 30, 2025, the Fund’s year-to-date return was 5.06%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE India ETF		12 Months Ended	60 Months Ended	83 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE India Index-NR | Average Annual Return, Label [Optional Text]	FTSE India Index-NR
FTSE India Index-NR | Average Annual Return, Percent		12.99%	14.25%	10.14%	[1]
FTSE India Index-NR | Performance Inception Date				Feb. 06, 2018
FTSE India Capped Index-NR | Average Annual Return, Label [Optional Text]	FTSE India Capped Index-NR
FTSE India Capped Index-NR | Average Annual Return, Percent		13.11%	14.27%	10.16%	[1]
FTSE India Capped Index-NR | Performance Inception Date				Feb. 06, 2018
Franklin FTSE India ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin FTSE India ETF | Average Annual Return, Percent		10.47%	11.97%	8.26%	[1]
Franklin FTSE India ETF | Performance Inception Date				Feb. 06, 2018
Franklin FTSE India ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin FTSE India ETF | After Taxes on Distributions | Average Annual Return, Percent		10.08%	11.67%	7.94%	[1]
Franklin FTSE India ETF | After Taxes on Distributions | Performance Inception Date				Feb. 06, 2018
Franklin FTSE India ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin FTSE India ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.51%	9.54%	6.53%	[1]
Franklin FTSE India ETF | After Taxes on Distributions and Sales | Performance Inception Date				Feb. 06, 2018
[1]	Since inception February 6, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE India ETF | Franklin FTSE India ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 5.06%.
Bar Chart, Year to Date Return	5.06%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(30.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin FTSE Japan ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	14.87%
Worst Quarter:	2020, Q1	-16.81%

As of June 30, 2025, the Fund’s year-to-date return was 12.26%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE Japan ETF		12 Months Ended	60 Months Ended	86 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Japan Index-NR (USD) | Average Annual Return, Label [Optional Text]	FTSE Japan Index-NR (USD)
FTSE Japan Index-NR (USD) | Average Annual Return, Percent		7.79%	4.63%	3.99%	[1]
FTSE Japan Index-NR (USD) | Performance Inception Date				Nov. 02, 2017
FTSE Japan Capped Index-NR | Average Annual Return, Label [Optional Text]	FTSE Japan Capped Index-NR
FTSE Japan Capped Index-NR | Average Annual Return, Percent		7.76%	4.62%	3.99%	[1]
FTSE Japan Capped Index-NR | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Japan ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin FTSE Japan ETF | Average Annual Return, Percent		7.76%	4.67%	4.05%	[1]
Franklin FTSE Japan ETF | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Japan ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin FTSE Japan ETF | After Taxes on Distributions | Average Annual Return, Percent		6.22%	3.92%	3.33%	[1]
Franklin FTSE Japan ETF | After Taxes on Distributions | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Japan ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin FTSE Japan ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.98%	3.49%	2.98%	[1]
Franklin FTSE Japan ETF | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 02, 2017
[1]	Since inception November 2, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(USD) (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Franklin FTSE Japan ETF | Franklin FTSE Japan ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 12.26%.
Bar Chart, Year to Date Return	12.26%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.87%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin FTSE Latin America ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	34.86%
Worst Quarter:	2020, Q1	-46.33%

As of June 30, 2025, the Fund’s year-to-date return was 29.55%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE Latin America ETF		12 Months Ended	60 Months Ended	75 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Latin America Index | Average Annual Return, Label [Optional Text]	FTSE Latin America Index
FTSE Latin America Index | Average Annual Return, Percent		(25.87%)	(3.26%)	(0.68%)	[1]
FTSE Latin America Index | Performance Inception Date				Oct. 09, 2018
FTSE Latin America Capped Index-NR | Average Annual Return, Label [Optional Text]	FTSE Latin America Capped Index-NR
FTSE Latin America Capped Index-NR | Average Annual Return, Percent		(26.25%)	(3.73%)	(1.15%)	[1]
FTSE Latin America Capped Index-NR | Performance Inception Date				Oct. 09, 2018
Franklin FTSE Latin America ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin FTSE Latin America ETF | Average Annual Return, Percent		(26.36%)	(3.91%)	(1.31%)	[1]
Franklin FTSE Latin America ETF | Performance Inception Date				Oct. 09, 2018
Franklin FTSE Latin America ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin FTSE Latin America ETF | After Taxes on Distributions | Average Annual Return, Percent		(27.79%)	(5.93%)	(3.21%)	[1]
Franklin FTSE Latin America ETF | After Taxes on Distributions | Performance Inception Date				Oct. 09, 2018
Franklin FTSE Latin America ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin FTSE Latin America ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		(15.07%)	(3.46%)	(1.52%)	[1]
Franklin FTSE Latin America ETF | After Taxes on Distributions and Sales | Performance Inception Date				Oct. 09, 2018
[1]	Since inception October 9, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE Latin America ETF | Franklin FTSE Latin America ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 29.55%.
Bar Chart, Year to Date Return	29.55%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	34.86%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(46.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin FTSE Mexico ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	31.02%
Worst Quarter:	2020, Q1	-36.73%

As of June 30, 2025, the Fund’s year-to-date return was 30.22%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE Mexico ETF		12 Months Ended	60 Months Ended	86 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Mexico Index-NR | Average Annual Return, Label [Optional Text]	FTSE Mexico Index-NR
FTSE Mexico Index-NR | Average Annual Return, Percent		(28.50%)	3.50%	1.83%	[1]
FTSE Mexico Index-NR | Performance Inception Date				Nov. 03, 2017
FTSE Mexico Capped Index-NR | Average Annual Return, Label [Optional Text]	FTSE Mexico Capped Index-NR
FTSE Mexico Capped Index-NR | Average Annual Return, Percent		(28.51%)	3.48%	1.91%	[1]
FTSE Mexico Capped Index-NR | Performance Inception Date				Nov. 03, 2017
Franklin FTSE Mexico ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin FTSE Mexico ETF | Average Annual Return, Percent		(28.13%)	3.52%	1.93%	[1]
Franklin FTSE Mexico ETF | Performance Inception Date				Nov. 03, 2017
Franklin FTSE Mexico ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin FTSE Mexico ETF | After Taxes on Distributions | Average Annual Return, Percent		(28.57%)	2.85%	1.15%	[1]
Franklin FTSE Mexico ETF | After Taxes on Distributions | Performance Inception Date				Nov. 03, 2017
Franklin FTSE Mexico ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin FTSE Mexico ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		(16.16%)	2.81%	1.40%	[1]
Franklin FTSE Mexico ETF | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 03, 2017
[1]	Since inception November 3, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE Mexico ETF | Franklin FTSE Mexico ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 30.22%.
Bar Chart, Year to Date Return	30.22%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	31.02%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(36.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin FTSE Saudi Arabia ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2022, Q1	18.37%
Worst Quarter:	2020, Q1	-22.14%

As of June 30, 2025, the Fund’s year-to-date return was -4.80%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE Saudi Arabia ETF		12 Months Ended	60 Months Ended	75 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE All World Index-NR | Average Annual Return, Label [Optional Text]	FTSE All World Index-NR
FTSE All World Index-NR | Average Annual Return, Percent		17.20%	9.98%	10.10%	[1]
FTSE All World Index-NR | Performance Inception Date				Oct. 09, 2018
FTSE Saudi Arabia Capped Index-NR | Average Annual Return, Label [Optional Text]	FTSE Saudi Arabia Capped Index-NR
FTSE Saudi Arabia Capped Index-NR | Average Annual Return, Percent		0.58%	9.50%	8.96%	[1]
FTSE Saudi Arabia Capped Index-NR | Performance Inception Date				Oct. 09, 2018
Franklin FTSE Saudi Arabia ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin FTSE Saudi Arabia ETF | Average Annual Return, Percent		0.18%	9.11%	8.59%	[1]
Franklin FTSE Saudi Arabia ETF | Performance Inception Date				Oct. 09, 2018
Franklin FTSE Saudi Arabia ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin FTSE Saudi Arabia ETF | After Taxes on Distributions | Average Annual Return, Percent		(0.96%)	8.09%	7.56%	[1]
Franklin FTSE Saudi Arabia ETF | After Taxes on Distributions | Performance Inception Date				Oct. 09, 2018
Franklin FTSE Saudi Arabia ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin FTSE Saudi Arabia ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.18%	6.75%	6.35%	[1]
Franklin FTSE Saudi Arabia ETF | After Taxes on Distributions and Sales | Performance Inception Date				Oct. 09, 2018
[1]	Since inception October 9, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE Saudi Arabia ETF | Franklin FTSE Saudi Arabia ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was -4.80%.
Bar Chart, Year to Date Return	(4.80%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.37%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin FTSE South Korea ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	35.90%
Worst Quarter:	2020, Q1	-23.52%

As of June 30, 2025, the Fund’s year-to-date return was 39.99%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE South Korea ETF		12 Months Ended	60 Months Ended	86 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE South Korea Index-NR | Average Annual Return, Label [Optional Text]	FTSE South Korea Index-NR
FTSE South Korea Index-NR | Average Annual Return, Percent		(22.87%)	(1.80%)	(2.75%)	[1]
FTSE South Korea Index-NR | Performance Inception Date				Nov. 02, 2017
FTSE South Korea Capped Index-NR | Average Annual Return, Label [Optional Text]	FTSE South Korea Capped Index-NR
FTSE South Korea Capped Index-NR | Average Annual Return, Percent		(19.36%)	(1.43%)	(2.71%)	[1]
FTSE South Korea Capped Index-NR | Performance Inception Date				Nov. 02, 2017
Franklin FTSE South Korea ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin FTSE South Korea ETF | Average Annual Return, Percent		(19.46%)	(1.40%)	(2.68%)	[1]
Franklin FTSE South Korea ETF | Performance Inception Date				Nov. 02, 2017
Franklin FTSE South Korea ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin FTSE South Korea ETF | After Taxes on Distributions | Average Annual Return, Percent		(20.75%)	(2.15%)	(3.43%)	[1]
Franklin FTSE South Korea ETF | After Taxes on Distributions | Performance Inception Date				Nov. 02, 2017
Franklin FTSE South Korea ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin FTSE South Korea ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		(10.73%)	(1.01%)	(2.03%)	[1]
Franklin FTSE South Korea ETF | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 02, 2017
[1]	Since inception November 2, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE South Korea ETF | Franklin FTSE South Korea ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 39.99%.
Bar Chart, Year to Date Return	39.99%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	35.90%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin FTSE Switzerland ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2019, Q1	12.87%
Worst Quarter:	2022, Q2	-14.59%

As of June 30, 2025, the Fund’s year-to-date return was 20.36%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE Switzerland ETF		12 Months Ended	60 Months Ended	83 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Switzerland Index-NR | Average Annual Return, Label [Optional Text]	FTSE Switzerland Index-NR
FTSE Switzerland Index-NR | Average Annual Return, Percent		(2.04%)	4.34%	6.18%	[1]
FTSE Switzerland Index-NR | Performance Inception Date				Feb. 06, 2018
FTSE Switzerland Capped Index-NR | Average Annual Return, Label [Optional Text]	FTSE Switzerland Capped Index-NR
FTSE Switzerland Capped Index-NR | Average Annual Return, Percent		(1.88%)	4.79%	6.40%	[1]
FTSE Switzerland Capped Index-NR | Performance Inception Date				Feb. 06, 2018
Franklin FTSE Switzerland ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin FTSE Switzerland ETF | Average Annual Return, Percent		(1.41%)	5.26%	6.86%	[1]
Franklin FTSE Switzerland ETF | Performance Inception Date				Feb. 06, 2018
Franklin FTSE Switzerland ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin FTSE Switzerland ETF | After Taxes on Distributions | Average Annual Return, Percent		(1.60%)	4.95%	6.43%	[1]
Franklin FTSE Switzerland ETF | After Taxes on Distributions | Performance Inception Date				Feb. 06, 2018
Franklin FTSE Switzerland ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin FTSE Switzerland ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		(0.22%)	4.31%	5.50%	[1]
Franklin FTSE Switzerland ETF | After Taxes on Distributions and Sales | Performance Inception Date				Feb. 06, 2018
[1]	Since inception February 6, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE Switzerland ETF | Franklin FTSE Switzerland ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 20.36%.
Bar Chart, Year to Date Return	20.36%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.87%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.59%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Franklin FTSE Taiwan ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	22.39%
Worst Quarter:	2020, Q1	-19.82%

As of June 30, 2025, the Fund’s year-to-date return was 9.39%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE Taiwan ETF		12 Months Ended	60 Months Ended	86 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Taiwan Index-NR | Average Annual Return, Label [Optional Text]	FTSE Taiwan Index-NR
FTSE Taiwan Index-NR | Average Annual Return, Percent		32.08%	16.83%	14.68%	[1]
FTSE Taiwan Index-NR | Performance Inception Date				Nov. 02, 2017
FTSE Taiwan Capped Index-NR | Average Annual Return, Label [Optional Text]	FTSE Taiwan Capped Index-NR
FTSE Taiwan Capped Index-NR | Average Annual Return, Percent		18.27%	13.49%	11.84%	[1]
FTSE Taiwan Capped Index-NR | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Taiwan ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin FTSE Taiwan ETF | Average Annual Return, Percent		17.29%	13.22%	11.58%	[1]
Franklin FTSE Taiwan ETF | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Taiwan ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin FTSE Taiwan ETF | After Taxes on Distributions | Average Annual Return, Percent		16.81%	12.46%	10.81%	[1]
Franklin FTSE Taiwan ETF | After Taxes on Distributions | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Taiwan ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin FTSE Taiwan ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.64%	10.39%	9.13%	[1]
Franklin FTSE Taiwan ETF | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 02, 2017
[1]	Since inception November 2, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE Taiwan ETF | Franklin FTSE Taiwan ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 9.39%.
Bar Chart, Year to Date Return	9.39%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.82%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin FTSE United Kingdom ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2022, Q4	17.42%
Worst Quarter:	2020, Q1	-29.03%

As of June 30, 2025, the Fund’s year-to-date return was 18.54%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE United Kingdom ETF		12 Months Ended	60 Months Ended	86 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE UK Index-NR | Average Annual Return, Label [Optional Text]	FTSE UK Index-NR
FTSE UK Index-NR | Average Annual Return, Percent		8.99%	4.58%	4.70%	[1]
FTSE UK Index-NR | Performance Inception Date				Nov. 02, 2017
FTSE UK Capped Index-NR | Average Annual Return, Label [Optional Text]	FTSE UK Capped Index-NR
FTSE UK Capped Index-NR | Average Annual Return, Percent		8.19%	4.43%	4.59%	[1]
FTSE UK Capped Index-NR | Performance Inception Date				Nov. 02, 2017
Franklin FTSE United Kingdom ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin FTSE United Kingdom ETF | Average Annual Return, Percent		8.85%	4.53%	4.62%	[1]
Franklin FTSE United Kingdom ETF | Performance Inception Date				Nov. 02, 2017
Franklin FTSE United Kingdom ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin FTSE United Kingdom ETF | After Taxes on Distributions | Average Annual Return, Percent		7.60%	3.56%	3.45%	[1]
Franklin FTSE United Kingdom ETF | After Taxes on Distributions | Performance Inception Date				Nov. 02, 2017
Franklin FTSE United Kingdom ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin FTSE United Kingdom ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.88%	3.35%	3.25%	[1]
Franklin FTSE United Kingdom ETF | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 02, 2017
[1]	Since inception November 2, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE United Kingdom ETF | Franklin FTSE United Kingdom ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 18.54%.
Bar Chart, Year to Date Return	18.54%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.42%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.03%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin FTSE Asia ex Japan ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	18.79%
Worst Quarter:	2020, Q1	-18.63%

As of June 30, 2025, the Fund’s year-to-date return was 13.54%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE Asia ex Japan ETF		12 Months Ended	60 Months Ended	83 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Asia Pacific ex Japan Australia and New Zealand Index-NR | Average Annual Return, Label [Optional Text]	FTSE Asia Pacific ex Japan Australia and New Zealand Index-NR
FTSE Asia Pacific ex Japan Australia and New Zealand Index-NR | Average Annual Return, Percent		11.75%	3.36%	2.45%	[1]
FTSE Asia Pacific ex Japan Australia and New Zealand Index-NR | Performance Inception Date				Feb. 06, 2018
FTSE Asia ex Japan Capped Index-NR | Average Annual Return, Label [Optional Text]	FTSE Asia ex Japan Capped Index-NR
FTSE Asia ex Japan Capped Index-NR | Average Annual Return, Percent		12.13%	3.42%	2.55%	[1]
FTSE Asia ex Japan Capped Index-NR | Performance Inception Date				Feb. 06, 2018
Franklin FTSE Asia ex Japan ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin FTSE Asia ex Japan ETF | Average Annual Return, Percent		10.92%	2.83%	2.06%	[1]
Franklin FTSE Asia ex Japan ETF | Performance Inception Date				Feb. 06, 2018
Franklin FTSE Asia ex Japan ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin FTSE Asia ex Japan ETF | After Taxes on Distributions | Average Annual Return, Percent		10.25%	2.26%	1.40%	[1]
Franklin FTSE Asia ex Japan ETF | After Taxes on Distributions | Performance Inception Date				Feb. 06, 2018
Franklin FTSE Asia ex Japan ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin FTSE Asia ex Japan ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.16%	2.18%	1.48%	[1]
Franklin FTSE Asia ex Japan ETF | After Taxes on Distributions and Sales | Performance Inception Date				Feb. 06, 2018
[1]	Since inception February 6, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE Asia ex Japan ETF | Franklin FTSE Asia ex Japan ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 13.54%.
Bar Chart, Year to Date Return	13.54%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.79%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin FTSE Europe ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2022, Q4	19.57%
Worst Quarter:	2020, Q1	-24.44%

As of June 30, 2025, the Fund’s year-to-date return was 23.19%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE Europe ETF		12 Months Ended	60 Months Ended	86 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Developed Europe Index-NR | Average Annual Return, Label [Optional Text]	FTSE Developed Europe Index-NR
FTSE Developed Europe Index-NR | Average Annual Return, Percent		2.25%	4.96%	4.44%	[1]
FTSE Developed Europe Index-NR | Performance Inception Date				Nov. 02, 2017
FTSE Developed Europe Capped Index-NR | Average Annual Return, Label [Optional Text]	FTSE Developed Europe Capped Index-NR
FTSE Developed Europe Capped Index-NR | Average Annual Return, Percent		1.93%	4.90%	4.40%	[1]
FTSE Developed Europe Capped Index-NR | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Europe ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin FTSE Europe ETF | Average Annual Return, Percent		2.35%	5.24%	4.68%	[1]
Franklin FTSE Europe ETF | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Europe ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin FTSE Europe ETF | After Taxes on Distributions | Average Annual Return, Percent		1.59%	4.63%	3.91%	[1]
Franklin FTSE Europe ETF | After Taxes on Distributions | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Europe ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin FTSE Europe ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.21%	4.19%	3.58%	[1]
Franklin FTSE Europe ETF | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 02, 2017
[1]	Since inception November 2, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE Europe ETF | Franklin FTSE Europe ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 23.19%.
Bar Chart, Year to Date Return	23.19%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.57%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin FTSE Japan Hedged ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2024, Q1	18.93%
Worst Quarter:	2020, Q1	-17.02%

As of June 30, 2025, the Fund’s year-to-date return was 4.91%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE Japan Hedged ETF		12 Months Ended	60 Months Ended	86 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Japan Index-NR (JPY) | Average Annual Return, Label [Optional Text]	FTSE Japan Index-NR (JPY)
FTSE Japan Index-NR (JPY) | Average Annual Return, Percent		7.79%	4.63%	8.78%	[1]
FTSE Japan Index-NR (JPY) | Performance Inception Date				Nov. 02, 2017
FTSE Japan Capped Hedged Index-NR | Average Annual Return, Label [Optional Text]	FTSE Japan Capped Hedged Index-NR
FTSE Japan Capped Hedged Index-NR | Average Annual Return, Percent		25.98%	15.66%	11.52%	[1]
FTSE Japan Capped Hedged Index-NR | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Japan Hedged ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin FTSE Japan Hedged ETF | Average Annual Return, Percent		26.07%	15.67%	11.47%	[1]
Franklin FTSE Japan Hedged ETF | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Japan Hedged ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin FTSE Japan Hedged ETF | After Taxes on Distributions | Average Annual Return, Percent		24.24%	12.05%	9.02%	[1]
Franklin FTSE Japan Hedged ETF | After Taxes on Distributions | Performance Inception Date				Nov. 02, 2017
Franklin FTSE Japan Hedged ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin FTSE Japan Hedged ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		16.12%	11.10%	8.37%	[1]
Franklin FTSE Japan Hedged ETF | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 02, 2017
[1]	Since inception November 2, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(JPY) (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE Japan Hedged ETF | Franklin FTSE Japan Hedged ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 4.91%.
Bar Chart, Year to Date Return	4.91%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.93%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin Focused Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the Franklin Focused Growth Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund that was effective after the market close on

November 3, 2023 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for the periods ending on or prior to November 3, 2023 are those of the predecessor mutual fund. The bar chart shows changes in the Fund’s (and the predecessor mutual fund’s) performance from year to year (the predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Advisor Class Shares). The table shows how the Fund’s (and the predecessor mutual fund’s) average annual returns (in the case of the predecessor mutual fund, the average annual returns of the predecessor mutual fund’s Advisor Class Shares) for 1 year, 5 years and since inception compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. Performance for the predecessor mutual fund shown below has not been adjusted to reflect the Fund’s shares’ lower expenses than those of the predecessor mutual fund’s Advisor Class Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed. The Fund’s (and the predecessor mutual fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor mutual fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	32.09%
Worst Quarter:	2022, Q2	-25.01%

As of June 30, 2025, the Fund’s year-to-date return was 9.93%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Focused Growth ETF		12 Months Ended	60 Months Ended	105 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	13.86%	14.17%	[1]
Russell 3000® Index | Performance Inception Date				Apr. 13, 2016
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent		33.36%	18.95%	18.46%	[1]
Russell 1000® Growth Index | Performance Inception Date				Apr. 13, 2016
Advisor Class | Average Annual Return, Label [Optional Text]	Return before taxes
Advisor Class | Average Annual Return, Percent		38.17%	17.67%	18.33%	[1]
Advisor Class | Performance Inception Date				Apr. 13, 2016
Advisor Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Advisor Class | After Taxes on Distributions | Average Annual Return, Percent		38.17%	17.59%	18.07%	[1]
Advisor Class | After Taxes on Distributions | Performance Inception Date				Apr. 13, 2016
Advisor Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Advisor Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		22.60%	14.35%	15.49%	[1]
Advisor Class | After Taxes on Distributions and Sales | Performance Inception Date				Apr. 13, 2016
[1]	Since inception April 13, 2016.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Focused Growth ETF | Advisor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 9.93%.
Bar Chart, Year to Date Return	9.93%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	32.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.01%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Franklin FTSE Eurozone ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's Underlying Index. On August 1, 2023, the Fund's underlying index was changed from the FTSE Developed Europe RIC Capped Hedged to USD Index (the FTSE

Developed Europe Capped Hedged Index) to the FTSE Developed Eurozone Index. Fund performance prior to that date reflects the Fund seeking to track the performance of the FTSE Developed Europe Capped Hedged Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	13.98%
Worst Quarter:	2020, Q1	-21.18%

As of June 30, 2025, the Fund’s year-to-date return was 28.71%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE Eurozone ETF			12 Months Ended	60 Months Ended	86 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Developed Eurozone Index-NR | Average Annual Return, Label [Optional Text]		FTSE Developed Eurozone Index-NR
FTSE Developed Eurozone Index-NR | Average Annual Return, Percent			2.71%	4.48%	3.90%	[1]
FTSE Developed Eurozone Index-NR | Performance Inception Date					Nov. 02, 2017
Linked FTSE Developed Eurozone Index-NR | Average Annual Return, Label [Optional Text]	[2]	Linked FTSE Developed Eurozone Index-NR
Linked FTSE Developed Eurozone Index-NR | Average Annual Return, Percent	[2]		2.71%	6.42%	6.58%	[1]
Linked FTSE Developed Eurozone Index-NR | Performance Inception Date					Nov. 02, 2017
Franklin FTSE Eurozone ETF | Average Annual Return, Label [Optional Text]		Return before taxes
Franklin FTSE Eurozone ETF | Average Annual Return, Percent			2.79%	6.56%	6.68%	[1]
Franklin FTSE Eurozone ETF | Performance Inception Date					Nov. 02, 2017
Franklin FTSE Eurozone ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
Franklin FTSE Eurozone ETF | After Taxes on Distributions | Average Annual Return, Percent			2.25%	4.87%	4.90%	[1]
Franklin FTSE Eurozone ETF | After Taxes on Distributions | Performance Inception Date					Nov. 02, 2017
Franklin FTSE Eurozone ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
Franklin FTSE Eurozone ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.40%	4.84%	4.92%	[1]
Franklin FTSE Eurozone ETF | After Taxes on Distributions and Sales | Performance Inception Date					Nov. 02, 2017
[1]	Since inception November 2, 2017.
[2]

The Linked FTSE Developed Eurozone Index-NR measures the performance of the Fund’s previous underlying index (the FTSE Developed Europe Capped Hedged Index-NR) from Fund inception through July 31, 2023 followed by the performance of the Fund’s Underlying Index thereafter.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin FTSE Eurozone ETF | Franklin FTSE Eurozone ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 28.71%.
Bar Chart, Year to Date Return	28.71%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin Income Focus ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund, which is a blended benchmark, comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2024, Q3	6.43%
Worst Quarter:	2024, Q4	-2.51%

As of June 30, 2025, the Fund’s year-to-date return was 5.96%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Income Focus ETF			12 Months Ended	19 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent			23.81%	23.53%	[1]
Russell 3000® Index | Performance Inception Date				Jun. 06, 2023
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent			1.25%	2.81%	[1]
Bloomberg U.S. Aggregate Index | Performance Inception Date				Jun. 06, 2023
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	[2]	Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index | Average Annual Return, Percent	[2]		8.09%	10.25%	[1]
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index | Performance Inception Date				Jun. 06, 2023
Franklin Income Focus ETF | Average Annual Return, Label [Optional Text]		Return before taxes
Franklin Income Focus ETF | Average Annual Return, Percent			6.87%	8.31%	[1]
Franklin Income Focus ETF | Performance Inception Date				Jun. 06, 2023
Franklin Income Focus ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
Franklin Income Focus ETF | After Taxes on Distributions | Average Annual Return, Percent			4.88%	6.20%	[1]
Franklin Income Focus ETF | After Taxes on Distributions | Performance Inception Date				Jun. 06, 2023
Franklin Income Focus ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
Franklin Income Focus ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.22%	5.52%	[1]
Franklin Income Focus ETF | After Taxes on Distributions and Sales | Performance Inception Date				Jun. 06, 2023
[1]	Since inception June 6, 2023.
[2]

Effective January 1, 2025, the Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index replaced the Blended 50% S&P 500 Index + 50% Bloomberg U.S. Aggregate Index to better reflect the investment universe of the Fund and to provide a better measure for performance comparisons purposes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Income Focus ETF | Franklin Income Focus ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 5.96%.
Bar Chart, Year to Date Return	5.96%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.43%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.51%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Franklin U.S. Equity Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with the Fund's Underlying Index. On August 1, 2022, the Fund's underlying index was changed from the LibertyQ Global Equity Index to the Morningstar® US Target Market Exposure IndexSM. Fund performance prior to that date reflects the Fund seeking to track the performance of the LibertyQ Global Equity Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	16.15%
Worst Quarter:	2020, Q1	-20.45%

As of June 30, 2025, the Fund’s year-to-date return was 6.33%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin U.S. Equity Index ETF			12 Months Ended	60 Months Ended	103 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar® US Target Market Exposure Index | Average Annual Return, Label [Optional Text]	[1]	Morningstar® US Target Market Exposure Index
Morningstar® US Target Market Exposure Index | Average Annual Return, Percent	[1]		24.91%	14.44%
Linked Morningstar® US Target Market Exposure Index | Average Annual Return, Label [Optional Text]	[2]	Linked Morningstar® US Target Market Exposure Index
Linked Morningstar® US Target Market Exposure Index | Average Annual Return, Percent	[2]		24.91%	11.06%	11.32%	[3]
Linked Morningstar® US Target Market Exposure Index | Performance Inception Date					Jun. 01, 2016
Franklin U.S. Equity Index ETF | Average Annual Return, Label [Optional Text]		Return before taxes
Franklin U.S. Equity Index ETF | Average Annual Return, Percent			24.88%	11.05%	11.31%	[3]
Franklin U.S. Equity Index ETF | Performance Inception Date					Jun. 01, 2016
Franklin U.S. Equity Index ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
Franklin U.S. Equity Index ETF | After Taxes on Distributions | Average Annual Return, Percent			24.48%	10.51%	10.45%	[3]
Franklin U.S. Equity Index ETF | After Taxes on Distributions | Performance Inception Date					Jun. 01, 2016
Franklin U.S. Equity Index ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
Franklin U.S. Equity Index ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			14.96%	8.66%	8.88%	[3]
Franklin U.S. Equity Index ETF | After Taxes on Distributions and Sales | Performance Inception Date					Jun. 01, 2016
[1]	The Morningstar® US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.
[2]

The Linked Morningstar® US Target Market Exposure Index measures the performance of the Fund's previous underlying index, the LibertyQ Global Equity Index-NR, through July 31, 2022, followed by the performance of the Underlying Index thereafter.

[3]	Since inception June 1, 2016.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)	[4]
Performance Availability Website Address [Text]	franklintempleton.com
Franklin U.S. Equity Index ETF | Franklin U.S. Equity Index ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 6.33%.
Bar Chart, Year to Date Return	6.33%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin FTSE Russia ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's Underlying Index. The Fund’s performance is shown for certain periods prior to it entering liquidation. FTSE Russell previously suspended rebalancings/reconstitutions of the Underlying Index, including application of the capping methodology, as well as other index policies in March of 2022. The Underlying Index was discontinued on February 28, 2024. The Underlying Index’s performance is shown for certain periods prior to its rebalancings/reconstitutions being suspended. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	23.53%
Worst Quarter:	2022, Q1	-100.00%

As of June 30, 2025, the Fund’s year-to-date return was 0.00%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin FTSE Russia ETF			12 Months Ended	60 Months Ended	83 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Russia Capped Index-NR | Average Annual Return, Label [Optional Text]	[1],[2]	FTSE Russia Capped Index-NR
FTSE Russia Capped Index-NR | Average Annual Return, Percent	[1],[2]			(2.06%)	(3.71%)	[3]
FTSE Russia Capped Index-NR | Performance Inception Date					Feb. 06, 2018
Franklin FTSE Russia ETF | Average Annual Return, Label [Optional Text]		Return before taxes
Franklin FTSE Russia ETF | Average Annual Return, Percent			0.00%	(100.00%)	(100.00%)	[3]
Franklin FTSE Russia ETF | Performance Inception Date					Feb. 06, 2018
Franklin FTSE Russia ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
Franklin FTSE Russia ETF | After Taxes on Distributions | Average Annual Return, Percent			0.00%	(79.35%)	(66.87%)	[3]
Franklin FTSE Russia ETF | After Taxes on Distributions | Performance Inception Date					Feb. 06, 2018
Franklin FTSE Russia ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
Franklin FTSE Russia ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			0.00%	(23.58%)	(16.73%)	[3]
Franklin FTSE Russia ETF | After Taxes on Distributions and Sales | Performance Inception Date					Feb. 06, 2018
[1]

The Fund’s returns based on net asset value include the Fund’s valuation of its Russian securities based on fair value prices. The value of the FTSE Russia Capped Index, on the other hand, is based on securities’ last closing prices on local foreign markets (i.e., the value of the FTSE Russia Capped Index is not based on fair value prices).

[2]

With respect to the Underlying Index, 5 Years and Since Inception returns are shown through the period ended December 31, 2023. No 1 Year return is shown due to the discontinuation of the Underlying Index on February 28, 2024.

[3]	Since inception February 6, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)	[5],[6]
Franklin FTSE Russia ETF | Franklin FTSE Russia ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 0.00%.
Bar Chart, Year to Date Return	none
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.53%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(100.00%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Franklin Sustainable International Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the Martin Currie International Sustainable Equity Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund that was effective after the market close on October 28, 2022 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 28, 2022 are those of the predecessor mutual fund. The bar chart shows changes in the Fund’s (and the predecessor mutual fund’s) performance from year to year (predecessor mutual fund performance is represented by the performance of the predecessor mutual fund’s Class IS Shares). The table shows how the Fund’s (and the predecessor mutual fund’s) average annual returns (in the case of the predecessor mutual fund, the average annual returns of the predecessor mutual fund’s Class IS Shares) for 1 year, 5 years and since inception compared with those of a broad measure of market performance.

Had the predecessor mutual fund been structured as an ETF, its performance may have differed. The Fund’s (and the predecessor mutual fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor mutual fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the Martin Currie International Sustainable Equity Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund that was effective after the market close on October 28, 2022 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 28, 2022 are those of the predecessor mutual fund. The bar chart shows changes in the Fund’s (and the predecessor mutual fund’s) performance from year to year (predecessor mutual fund performance is represented by the performance of the predecessor mutual fund’s Class IS Shares). The table shows how the Fund’s (and the predecessor mutual fund’s) average annual returns (in the case of the predecessor mutual fund, the average annual returns of the predecessor mutual fund’s Class IS Shares) for 1 year, 5 years and since inception compared with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	18.01%
Worst Quarter:	2022, Q2	-18.15%

As of June 30, 2025, the Fund’s year-to-date return was 8.42%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Sustainable International Equity ETF		12 Months Ended	60 Months Ended	109 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World ex-US Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World ex-US Index-NR
MSCI All Country World ex-US Index-NR | Average Annual Return, Percent		5.53%	4.10%	5.76%	[1]
MSCI All Country World ex-US Index-NR | Performance Inception Date				Nov. 30, 2015
Franklin Sustainable International Equity ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin Sustainable International Equity ETF | Average Annual Return, Percent		(9.22%)	1.09%	4.88%	[1]
Franklin Sustainable International Equity ETF | Performance Inception Date				Nov. 30, 2015
Franklin Sustainable International Equity ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin Sustainable International Equity ETF | After Taxes on Distributions | Average Annual Return, Percent		(9.31%)	0.66%	4.45%	[1]
Franklin Sustainable International Equity ETF | After Taxes on Distributions | Performance Inception Date				Nov. 30, 2015
Franklin Sustainable International Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin Sustainable International Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		(5.32%)	0.83%	3.85%	[1]
Franklin Sustainable International Equity ETF | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 30, 2015
[1]	Since inception November 30, 2015.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Sustainable International Equity ETF | Franklin Sustainable International Equity ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 8.42%.
Bar Chart, Year to Date Return	8.42%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.01%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.15%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Western Asset Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2024, Q3	5.68%
Worst Quarter:	2024, Q4	-3.50%

As of June 30, 2025, the Fund’s year-to-date return was 4.36%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Western Asset Bond ETF		12 Months Ended	15 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		1.25%	5.20%	[1]
Bloomberg U.S. Aggregate Index | Performance Inception Date			Sep. 19, 2023
Western Asset Bond ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Western Asset Bond ETF | Average Annual Return, Percent		1.19%	5.71%	[1]
Western Asset Bond ETF | Performance Inception Date			Sep. 19, 2023
Western Asset Bond ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Western Asset Bond ETF | After Taxes on Distributions | Average Annual Return, Percent		(1.26%)	3.21%	[1]
Western Asset Bond ETF | After Taxes on Distributions | Performance Inception Date			Sep. 19, 2023
Western Asset Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Western Asset Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.72%	3.33%	[1]
Western Asset Bond ETF | After Taxes on Distributions and Sales | Performance Inception Date			Sep. 19, 2023
[1]	Since inception September 19, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Western Asset Bond ETF | Western Asset Bond ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 4.36%.
Bar Chart, Year to Date Return	4.36%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.68%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.50%)
Lowest Quarterly Return, Date	Dec. 31, 2024

[1]	The Morningstar® Developed Markets ex-North America Target Market Exposure Index-NR did not commence calculation and publication until June 10, 2019.
[2]	The Morningstar® Emerging Markets Target Market Exposure Index-NR did not commence calculation and publication until February 25, 2019.
[3]	The Morningstar® US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.
[4]	The Morningstar® US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.
[5]

The Fund’s returns based on net asset value include the Fund’s valuation of its Russian securities based on fair value prices. The value of the FTSE Russia Capped Index, on the other hand, is based on securities’ last closing prices on local foreign markets (i.e., the value of the FTSE Russia Capped Index is not based on fair value prices).

[6]

With respect to the Underlying Index, 5 Years and Since Inception returns are shown through the period ended December 31, 2023. No 1 Year return is shown due to the discontinuation of the Underlying Index on February 28, 2024.